Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of net fair value of derivative financial instruments	The following tables summarize the Group's calculated net fair value of derivative financial instruments as of the reporting date as follows:

		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
Natural Gas Contracts	(MMBtu)	Swaps	Puts	Puts	Calls	Calls	Differential	June 30, 2025
For the remainder of 2025
Swaps	123,767	$3.67	$—	$—	$—	$—	$—	$(29,311)
Two-way collars	1,840	—	—	3.69	3.90	—	—	(253)
Three-way collars	3,680	—	2.22	3.27	3.69	—	—	(1,425)
Stand-alone calls	5,301	—	—	—	3.66	—	—	(2,413)
Basis swaps	135,335	—	—	—	—	—	(0.58)	23,711
2026
Swaps	229,735	$3.57	$—	$—	$—	$—	$—	$(190,658)
Two-way collars	7,300	—	—	3.43	5.36	—	—	(1,394)
Stand-alone calls(b)	19,777	—	—	—	3.70	—	—	(34,701)
Basis swaps	214,730	—	—	—	—	—	(0.59)	13,305
2027
Swaps	205,839	$3.46	$—	$—	$—	$—	$—	$(133,424)
Two-way collars	6,409	—	—	3.62	6.05	—	—	526
Stand-alone calls(b)	10,950	—	—	—	3.69	—	—	(30,988)
Basis swaps	163,693	—	—	—	—	—	(0.54)	1,326
2028
Swaps	175,737	$3.27	$—	$—	$—	$—	$—	$(111,518)
Two-way collars	10,502	—	—	4.22	6.81	—	—	6,374
Stand-alone calls(b)	7,320	—	—	—	3.83	—	—	(7,568)
Purchased puts	7,978	—	—	3.17	—	—	—	2,905
Sold puts	7,978	—	3.17	—	—	—	—	(2,905)
Basis swaps	103,589	—	—	—	—	—	(0.75)	(5,214)
2029
Swaps	139,339	$3.18	$—	$—	$—	$—	$—	$(88,122)
Two-way collars	28,251	—	—	3.83	5.16	—	—	5,145
Stand-alone calls	7,300	—	—	—	3.69	—	—	(6,295)
Basis swaps	3,594	—	—	—	—	—	(0.40)	(526)
2030
Swaps	79,042	$3.19	$—	$—	$—	$—	$—	$(35,239)
Two-way collars	30,099	—	—	3.69	4.33	—	—	3,598
Three-way collars	6,276	—	1.90	3.20	3.96	—	—	(2,010)

		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
Natural Gas Contracts	(MMBtu)	Swaps	Puts	Puts	Calls	Calls	Differential	June 30, 2025
2031
Swaps	49,704	$3.20	$—	$—	$—	$—	$—	$(21,430)
Two-way collars	38,595	—	—	3.69	4.31	—	—	3,709
Three-way collars	5,909	—	1.90	3.20	3.96	—	—	(2,078)
2032
Swaps	47,503	$3.20	$—	$—	$—	$—	$—	$(14,502)
Two-way collars	9,190	—	—	3.69	4.31	—	—	(1,617)
Three-way collars	2,824	—	1.90	3.20	3.96	—	—	(814)
2033
Swaps	22,706	$3.24	$—	$—	$—	$—	$—	$(5,483)
Total natural gas contracts								$(669,289)
(a)Rates have been converted from Btu to Mcfe using a Btu conversion factor of 1.0553.
(b)Includes future cash settlements for deferred premiums.

		Weighted Average Price per Bbl
	Volume		Sold	Fair Value at
NGLs Contracts	(MBbls)	Swaps	Calls	June 30, 2025
For the Remainder of 2025
Swaps	3,969	$36.00	$—	$881
Stand-alone calls	460	—	30.07	(1,651)
2026
Swaps	7,350	$33.85	$—	$(3,659)
Stand-alone calls	913	—	27.83	(5,826)
2027
Swaps	6,402	$30.77	$—	$(3,105)
2028
Swaps	1,386	$28.97	$—	$(1,001)
2029
Swaps	1,074	$25.94	$—	$(1,992)
Total NGLs contracts				$(16,353)

		Weighted Average Price per Bbl
	Volume		Sold	Purchased	Sold	Fair Value at
Oil Contracts	(MBbls)	Swaps	Puts	Puts	Calls	June 30, 2025
For the Remainder of 2025
Swaps	3,163	$69.24	$—	$—	$—	$21,191
Three-way collars	368	—	55.00	65.00	75.08	1,090
Sold calls	55	—	—	—	70.50	(67)
2026
Swaps	4,896	$67.28	$—	$—	$—	$27,796
Three-way collars	730	—	55.00	65.00	74.00	1,532
Sold calls	475	—	—	—	65.58	(2,240)
2027
Swaps	4,236	$63.91	$—	$—	$—	$8,934
Sold calls	365	—	—	—	65.00	(2,360)

		Weighted Average Price per Bbl
	Volume		Sold	Purchased	Sold	Fair Value at
Oil Contracts	(MBbls)	Swaps	Puts	Puts	Calls	June 30, 2025
2028
Swaps	2,591	$62.23	$—	$—	$—	$679
Sold calls	366	—	—	—	65.00	(2,637)
2029
Swaps	1,498	$61.62	$—	$—	$—	$(428)
Sold calls	365	—	—	—	65.00	(1,144)
Total oil contracts						$52,346

			Fair Value at
Interest	Principal Hedged	Fixed Rate	June 30, 2025
2025
SOFR interest rate swap	$5,520	4.15%	$149
Net fair value of derivative financial instruments			$(633,147)

Summary of net derivatives	The following table outlines the Group’s net derivatives as of the periods presented:

Derivative Financial Instruments	Consolidated Statement of Financial Position	June 30, 2025	December 31, 2024
Assets:
Non-current assets	Derivative financial instruments	$54,393	$28,439
Current assets	Derivative financial instruments	75,622	33,759
Total assets		$130,015	$62,198
Liabilities:
Non-current liabilities	Derivative financial instruments	$(594,793)	$(608,869)
Current liabilities	Derivative financial instruments	(168,369)	(163,676)
Total liabilities		$(763,162)	$(772,545)
Net assets (liabilities):
Net assets (liabilities) - non-current	Derivative financial instruments	$(540,400)	$(580,430)
Net assets (liabilities) - current	Derivative financial instruments	(92,747)	(129,917)
Total net assets (liabilities)		$(633,147)	$(710,347)

Summary of effect of netting, assets	Below is the impact of this
presentation on the Group’s recognized assets and liabilities as of the specified periods:

	As of June 30, 2025
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$180,813	$(126,420)	$54,393
Current assets	133,840	(58,218)	75,622
Total assets	$314,653	$(184,638)	$130,015
Non-current liabilities	$(721,214)	$126,421	$(594,793)
Current liabilities	(226,586)	58,217	(168,369)
Total liabilities	$(947,800)	$184,638	$(763,162)
Total net assets (liabilities)	$(633,147)	$—	$(633,147)

	As of December 31, 2024
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$90,635	$(62,196)	$28,439
Current assets	77,801	(44,042)	33,759
Total assets	$168,436	$(106,238)	$62,198
Non-current liabilities	$(671,300)	$62,431	$(608,869)
Current liabilities	(207,483)	43,807	(163,676)
Total liabilities	$(878,783)	$106,238	$(772,545)
Total net assets (liabilities)	$(710,347)	$—	$(710,347)

Summary of effect of netting, liabilities	Below is the impact of this
presentation on the Group’s recognized assets and liabilities as of the specified periods:

	As of June 30, 2025
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$180,813	$(126,420)	$54,393
Current assets	133,840	(58,218)	75,622
Total assets	$314,653	$(184,638)	$130,015
Non-current liabilities	$(721,214)	$126,421	$(594,793)
Current liabilities	(226,586)	58,217	(168,369)
Total liabilities	$(947,800)	$184,638	$(763,162)
Total net assets (liabilities)	$(633,147)	$—	$(633,147)

	As of December 31, 2024
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$90,635	$(62,196)	$28,439
Current assets	77,801	(44,042)	33,759
Total assets	$168,436	$(106,238)	$62,198
Non-current liabilities	$(671,300)	$62,431	$(608,869)
Current liabilities	(207,483)	43,807	(163,676)
Total liabilities	$(878,783)	$106,238	$(772,545)
Total net assets (liabilities)	$(710,347)	$—	$(710,347)

Summary of gain (loss) on derivative financial instruments	The Group recorded the following gains (losses) on derivative financial instruments in the Consolidated Statement of Comprehensive Income for the
specified periods:

	Six Months Ended		Year Ended
	June 30, 2025	June 30, 2024	December 31, 2024
Net gain (loss) on commodity derivative settlements(a)	$(37,654)	$77,749	$151,289
Net gain (loss) on interest rate swaps(a)	70	100	190
Total gain (loss) on settled derivative instruments	$(37,584)	$77,849	$151,479
Gain (loss) on fair value adjustments of unsettled financial instruments(b)	(77,630)	(80,117)	(189,030)
Total gain (loss) on derivative financial instruments	$(115,214)	$(2,268)	$(37,551)
(a)Represents the cash settlement of hedges that settled during the period.
(b)Represents the change in fair value of financial instruments, net of the carrying value of hedges that settled during the period.